LOANS RECEIVABLE (Loans Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 3,870	$ 3,189
Financing Receivable, Recorded Investment, Current	145,158	59,321
Financing Receivable, Net	149,028	62,510
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	3,870	3,189
Financing Receivable, Recorded Investment, Current	145,158	59,321
Financing Receivable, Net	149,028	62,510
Financing Receivables, 90 to 179 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	245	593
Financing Receivables, 90 to 179 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	245	593
Financing Receivables, 180 to 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	180	1,390
Financing Receivables, 180 to 365 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	180	1,390
Financing Receivables Equal To Over 1year Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	3,445	1,206
Financing Receivables Equal To Over 1year Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 3,445	$ 1,206